INCOME TAX	12 Months Ended
Dec. 31, 2022
INCOME TAX
INCOME TAX

NOTE 9. INCOME TAX

The Company’s net deferred tax assets at December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Deferred tax assets (liability)
Net operating loss carryforward	$—	$6,360
Startup/Organization Expenses	346,878	42,409
Total deferred tax assets (liability)	346,878	48,769
Valuation Allowance	(346,878)	(48,769)
Deferred tax assets (liability)	$—	$—

The income tax provision for the year ended December 31, 2022 and for the period from January 1, 2021 (commencement of operations) through December 31, 2021 consists of the following:

	December 31,
	2022	2021
Federal
Current	$452,356	$
Deferred	(217,865)		(48,769)

State
Current	$136,137		$—
Deferred	(80,244)		—

Change in valuation allowance	298,109		48,769

Income tax provision	$588,493		$—

As of December 31, 2022 and 2021, the Company had $0 and $30,284 of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets (liability), management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022 and for the period from January 1, 2021 (commencement of operations) through December 31, 2021, the change in the valuation allowance was $298,109 and $48,769, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	6.3%	0.0%
Prior year true up	(0.2)%	0.0%
Transaction costs associated with the Initial Public Offering	0.0%	15.9%
Change in fair value of warrant liabilities	(23.1)%	(46.9)%
Meals and entertainment	0.0%	0.0%
Valuation allowance	4.2%	10.0%
Income tax provision	8.2%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and Massachusetts. The Company’s tax returns for the year ended December 31, 2021 remain open and subject to examination.